Accounts payable and accrued expenses (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Accounts payable and accrued expenses [Abstract]
Accounts payable		$ 10,002	$ 9,203
Accrued interest		1,497	2,036
Accrued voyage expenses		3,747	4,829
Accrued employee compensation		3,365	3,306
Other		4,825	1,120
Total accounts payable and accrued expenses	[1]	$ 23,436	$ 20,493

[1]	Amounts carried at amortized cost.